Shareholder Report, Average Annual Return (Details)		12 Months Ended	21 Months Ended	38 Months Ended	60 Months Ended	64 Months Ended	107 Months Ended	120 Months Ended
		Aug. 31, 2026	Aug. 31, 2026 [6]	Aug. 31, 2026 [7]	Aug. 31, 2026	Aug. 31, 2026 [4]	Aug. 31, 2026 [5]	Aug. 31, 2026
Schwab International Dividend Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab International Dividend Equity ETF
Average Annual Return, Percent	[1],[2],[3]	22.94%			9.06%	9.35%
Schwab International Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab International Equity ETF
Average Annual Return, Percent	[1],[2],[3]	28.65%			10.53%			10.37%
Schwab International Small-Cap Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab International Small-Cap Equity ETF
Average Annual Return, Percent	[1],[2],[3]	20.33%			6.66%			8.50%
Schwab Emerging Markets Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Emerging Markets Equity ETF
Average Annual Return, Percent	[1],[2],[3]	22.32%			6.33%			8.11%
Schwab U.S. Broad Market ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab U.S. Broad Market ETF
Average Annual Return, Percent	[1],[2]	20.14%			11.75%			14.81%
Schwab 1000 Index ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab 1000 Index ETF
Average Annual Return, Percent	[1],[2]	20.03%			12.02%		14.66%
Schwab U.S. Large-Cap ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab U.S. Large-Cap ETF
Average Annual Return, Percent	[1],[2]	19.74%			12.16%			15.22%
Schwab U.S. Large-Cap Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab U.S. Large-Cap Growth ETF
Average Annual Return, Percent	[1],[2]	17.33%			13.26%			18.66%
Schwab U.S. Large-Cap Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab U.S. Large-Cap Value ETF
Average Annual Return, Percent	[1],[2]	22.48%			10.42%			11.29%
Schwab U.S. Mid-Cap ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab U.S. Mid-Cap ETF
Average Annual Return, Percent	[1],[2]	22.11%			7.52%			10.96%
Schwab U.S. Small-Cap ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab U.S. Small-Cap ETF
Average Annual Return, Percent	[1],[2]	26.52%			7.16%			10.58%
Schwab U.S. Dividend Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab U.S. Dividend Equity ETF
Average Annual Return, Percent	[1],[2]	29.45%			10.01%			13.17%
Schwab Mortgage-Backed Securities ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Mortgage-Backed Securities ETF
Average Annual Return, Percent	[1],[2]	3.03%	4.79%
Schwab High Yield Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab High Yield Bond ETF
Average Annual Return, Percent	[1],[2]	4.89%		8.55%
MSCI EAFE® Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8],[9],[10],[11]	MSCI EAFE® Index (Net)
Average Annual Return, Percent	[11]	21.62%			9.35%	9.47%		9.54%
MSCI Emerging Markets Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11],[12]	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	[11]	39.25%			8.18%			9.29%
Dow Jones U.S. Broad Stock Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Broad Stock Market Index
Average Annual Return, Percent		20.15%			11.76%			14.82%
Russell 1000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[13]	Russell 1000® Index
Average Annual Return, Percent		19.77%			12.10%		14.77%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[14],[15],[16],[17],[18],[19]	S&P 500® Index
Average Annual Return, Percent		20.38%			12.79%			15.37%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[20],[21]	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.89%	3.73%	3.98%
Dow Jones International Dividend 100 Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11]	Dow Jones International Dividend 100 Index (Net)
Average Annual Return, Percent	[11]	22.79%			9.03%	9.32%
FTSE Developed ex US Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11]	FTSE Developed ex US Index (Net)
Average Annual Return, Percent	[11]	28.50%			10.35%			10.22%
FTSE Developed Small Cap ex US Liquid Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11]	FTSE Developed Small Cap ex US Liquid Index (Net)
Average Annual Return, Percent	[11]	20.03%			6.48%			8.33%
FTSE Emerging Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11]	FTSE Emerging Index (Net)
Average Annual Return, Percent	[11]	22.05%			6.53%			8.31%
Schwab 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab 1000 Index
Average Annual Return, Percent		20.08%			12.06%		14.71%
Dow Jones U.S. Large-Cap Total Stock Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Large-Cap Total Stock Market Index
Average Annual Return, Percent		19.74%			12.17%			15.24%
Dow Jones U.S. Large-Cap Value Total Stock Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Large-Cap Value Total Stock Market Index
Average Annual Return, Percent		22.53%			10.46%			11.33%
Dow Jones U.S. Dividend 100TM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Dividend 100TM Index
Average Annual Return, Percent		29.57%			10.09%			13.26%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Large-Cap Growth Total Stock Market Index
Average Annual Return, Percent		17.36%			13.29%			18.70%
Dow Jones U.S. Mid-Cap Total Stock Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Mid-Cap Total Stock Market Index
Average Annual Return, Percent		22.08%			7.51%			10.98%
Bloomberg US MBS Float Adjusted Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US MBS Float Adjusted Total Return Index
Average Annual Return, Percent		3.12%	4.86%
Dow Jones U.S. Small-Cap Total Stock Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Small-Cap Total Stock Market Index
Average Annual Return, Percent		26.43%			7.09%			10.53%
ICE BofA US Cash Pay High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US Cash Pay High Yield Constrained Index
Average Annual Return, Percent		4.77%		8.72%

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
[3]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
[4]	Inception (04/29/2021) represents the date that the shares began trading in the secondary market.
[5]	Inception (10/11/2017) represents the date that the shares began trading in the secondary market.
[6]	Inception (11/19/2024) represents the date that the shares began trading in the secondary market.
[7]	Inception (07/11/2023) represents the date that the shares began trading in the secondary market.
[8]	The MSCI EAFE® Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones International Dividend 100 Index (Net). The fund does not seek to track the regulatory index.
[9]	The MSCI EAFE® Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the FTSE Developed Small Cap ex US Liquid Index (Net). The fund does not seek to track the regulatory index.
[10]	The MSCI EAFE® Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the FTSE Developed ex US Index (Net). The fund does not seek to track the regulatory index.
[11]	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
[12]	The MSCI Emerging Markets Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the FTSE Emerging Index (Net). The fund does not seek to track the regulatory index.
[13]	The Russell 1000® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab 1000 Index®. The fund does not seek to track the regulatory index.
[14]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Dividend 100™ Index. The fund does not seek to track the regulatory index.
[15]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap Growth Total Stock Market Index. The fund does not seek to track the regulatory index.
[16]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap Total Stock Market Index. The fund does not seek to track the regulatory index.
[17]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap Value Total Stock Market Index. The fund does not seek to track the regulatory index.
[18]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Mid-Cap Total Stock Market Index. The fund does not seek to track the regulatory index.
[19]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Small-Cap Total Stock Market Index. The fund does not seek to track the regulatory index.
[20]	The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US MBS Float Adjusted Total Return Index. The fund does not seek to track the regulatory index.
[21]	The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the ICE BofA US Cash Pay High Yield Constrained Index. The fund does not seek to track the regulatory index.